Acquisitions and Dispositions - (Schedule of Major Classes of Assets and Liabilities of Disposal Groups Reported As Held for Sale) (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Regulatory assets	$ 10,148	$ 9,109
Weighted-average coupon rate of outstanding debt	4.73%	0.31%
Business Review Dispositions | East Ohio Transaction
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Cash and cash equivalents	$ 6	$ 3
Goodwill	1,500	1,500
Regulatory assets (Current assets)	90	56
Regulatory assets (Other deferred charges and other assets, including goodwill and intangible assets)	751	607
Regulatory liabilities (Current liabilities)	43	51
Regulatory liabilities (Other deferred credits and liabilities)	$ 749	754
Business Review Dispositions | East Ohio Transaction | Unsecured Senior Notes due 2025 to 2052
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Weighted-average coupon rate of outstanding debt	3.13%
Business Review Dispositions | East Ohio Transaction | Maximum | Unsecured Senior Notes due 2025 to 2052
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Interest Rate	6.38%
Business Review Dispositions | East Ohio Transaction | Minimum | Unsecured Senior Notes due 2025 to 2052
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Interest Rate	1.30%
Business Review Dispositions | PSNC Transaction
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Cash and cash equivalents		14
Goodwill	$ 673	673
Regulatory assets (Current assets)	95	88
Regulatory assets (Other deferred charges and other assets, including goodwill and intangible assets)	93	103
Regulatory liabilities (Current liabilities)	11	18
Regulatory liabilities (Other deferred credits and liabilities)	$ 436	435
Business Review Dispositions | PSNC Transaction | Unsecured Senior Notes due 2026 to 2051
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Weighted-average coupon rate of outstanding debt	4.34%
Business Review Dispositions | PSNC Transaction | Maximum
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Cash and cash equivalents	$ 1
Business Review Dispositions | PSNC Transaction | Maximum | Unsecured Senior Notes due 2026 to 2051
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Interest Rate	7.45%
Business Review Dispositions | PSNC Transaction | Minimum | Unsecured Senior Notes due 2026 to 2051
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Interest Rate	3.10%
Business Review Dispositions | Questar Gas Transaction
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Cash and cash equivalents	$ 28	17
Goodwill	983	983
Regulatory assets (Current assets)	273	125
Regulatory assets (Other deferred charges and other assets, including goodwill and intangible assets)	(22)	47
Regulatory liabilities (Current liabilities)	144	28
Regulatory liabilities (Other deferred credits and liabilities)	$ 506	$ 500
Business Review Dispositions | Questar Gas Transaction | Unsecured Senior Notes due 2024 to 2052
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Weighted-average coupon rate of outstanding debt	3.99%
Business Review Dispositions | Questar Gas Transaction | Maximum | Unsecured Senior Notes due 2024 to 2052
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Interest Rate	7.20%
Business Review Dispositions | Questar Gas Transaction | Minimum | Unsecured Senior Notes due 2024 to 2052
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Interest Rate	2.21%